Accounts Payable and Accrued Expenses (Details) - USD ($)	Apr. 30, 2015	Jul. 31, 2014	Apr. 30, 2014	Jul. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable & Accruals -General and Administrative		$ 3,208,069		$ 3,447,618
Accounts Payable & Accruals - Research and Development		3,955,543		3,557,184
Accounts Payable & Accruals - Selling and Marketing	$ 326,586	3,955,543		328,629
Accrued Make Whole Payments on Convertible Preferred Stock (see Note 9)		337,500		251,100
Executive Compensation and Directors' Fees Payable		205,943		76,703
Total	$ 7,622,479	$ 8,034,122	$ 8,034,122	$ 7,661,234